ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of accumulated other comprehensive (loss) income
The following table presents the components of accumulated other comprehensive loss and items reclassified out of accumulated other comprehensive loss into earnings:

	Year Ended December 31, 2013
	Foreign Currency Translation Adjustment	Unrealized (Losses) Gains On Available-For-Sale Securities	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1	$(25,073)	$(7,096)	$(32,169)
Other comprehensive income before reclassifications, net of tax provision of $3.9 million related to unrealized gains	4,721	43,235	47,956
Amounts reclassified from accumulated other comprehensive loss, net of tax provision of $6.9 million related to unrealized gains	—	(28,833)	(28,833)
Net current period other comprehensive income	4,721	14,402	19,123
Balance at December 31	$(20,352)	$7,306	$(13,046)